American Century Investments®
Quarterly Portfolio Holdings
American Century® Select High Yield ETF (AHYB)
May 31, 2024

Select High Yield ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 95.7%
Aerospace and Defense — 2.3%
Bombardier, Inc., 7.125%, 6/15/26(1)	7,000	7,118
Bombardier, Inc., 7.875%, 4/15/27(1)	51,000	51,086
Bombardier, Inc., 6.00%, 2/15/28(1)	45,000	44,348
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	53,000	54,872
Bombardier, Inc., 7.00%, 6/1/32(1)(3)	50,000	50,245
Howmet Aerospace, Inc., 5.95%, 2/1/37	50,000	51,195
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	37,000	39,738
TransDigm, Inc., 5.50%, 11/15/27	236,000	230,588
TransDigm, Inc., 6.75%, 8/15/28(1)	123,000	124,549
TransDigm, Inc., 4.625%, 1/15/29	30,000	27,656
TransDigm, Inc., 4.875%, 5/1/29(2)	100,000	92,812
Triumph Group, Inc., 9.00%, 3/15/28(1)	18,000	18,604
		792,811
Automobile Components — 1.3%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	112,000	108,798
Clarios Global LP, 6.75%, 5/15/25(1)	47,000	47,033
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)(2)	50,000	49,990
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	70,000	70,223
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	67,000	65,432
Patrick Industries, Inc., 4.75%, 5/1/29(1)	47,000	43,140
Tenneco, Inc., 8.00%, 11/17/28(1)	43,000	39,315
		423,931
Automobiles — 1.9%
Ford Motor Co., 6.10%, 8/19/32(2)	103,000	102,771
Ford Motor Co., 5.29%, 12/8/46(2)	90,000	78,314
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	200,000	186,994
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	200,000	192,725
Jaguar Land Rover Automotive PLC, 4.50%, 10/1/27(1)	50,000	47,204
Thor Industries, Inc., 4.00%, 10/15/29(1)	20,000	17,464
		625,472
Banks — 1.2%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	70,000	69,610
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	47,000	45,433
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	24,000	25,955
Freedom Mortgage Corp., 12.25%, 10/1/30(1)	24,000	26,329
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	24,000	24,262
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	47,000	44,890
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	47,000	46,811
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	53,000	45,857
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 4.00%, 10/15/33(1)	53,000	44,041
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	47,000	44,175
		417,363
Beverages — 0.1%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	47,000	43,138
Broadline Retail — 0.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	22,355
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	47,000	45,298
Macy's Retail Holdings LLC, 5.125%, 1/15/42(2)	17,000	13,958
Millennium Escrow Corp., 6.625%, 8/1/26(1)	47,000	23,858

QVC, Inc., 4.45%, 2/15/25	23,000	22,591
QVC, Inc., 4.375%, 9/1/28	19,000	14,172
		142,232
Building Products — 1.8%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)	49,000	51,417
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	142,000	124,130
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	48,000	47,116
EMRLD Borrower LP/Emerald Co.-Issuer, Inc., 6.625%, 12/15/30(1)	71,000	71,212
Griffon Corp., 5.75%, 3/1/28	69,000	66,755
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	50,000	49,699
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	39,000	35,644
Standard Industries, Inc., 4.375%, 7/15/30(1)	151,000	134,865
Standard Industries, Inc., 3.375%, 1/15/31(1)	47,000	39,252
		620,090
Capital Markets — 1.3%
AG Issuer LLC, 6.25%, 3/1/28(1)	53,000	51,752
Coinbase Global, Inc., 3.625%, 10/1/31(1)	37,000	29,456
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	47,000	44,065
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24	70,000	70,045
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	27,000	26,349
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	117,000	107,428
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	47,000	43,714
MSCI, Inc., 3.625%, 9/1/30(1)	61,000	54,191
MSCI, Inc., 3.625%, 11/1/31(1)	30,000	26,125
		453,125
Chemicals — 2.5%
Avient Corp., 5.75%, 5/15/25(1)	33,000	32,845
Chemours Co., 5.75%, 11/15/28(1)	50,000	45,809
Chemours Co., 4.625%, 11/15/29(1)	53,000	45,249
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	69,000	66,151
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	45,000	47,782
NOVA Chemicals Corp., 9.00%, 2/15/30(1)	23,000	24,359
Olin Corp., 5.625%, 8/1/29	14,000	13,627
Olin Corp., 5.00%, 2/1/30(2)	47,000	44,197
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	200,000	212,911
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	47,000	44,031
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	47,000	44,314
Scotts Miracle-Gro Co., 4.00%, 4/1/31	39,000	33,367
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	43,000	35,363
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	47,000	19,915
Tronox, Inc., 4.625%, 3/15/29(1)	47,000	42,699
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	67,000	64,425
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	47,000	43,285
		860,329
Commercial Services and Supplies — 2.9%
ADT Security Corp., 4.125%, 8/1/29(1)	47,000	42,728
ADT Security Corp., 4.875%, 7/15/32(1)	137,000	123,751
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	3,000	3,001
APX Group, Inc., 5.75%, 7/15/29(1)	50,000	47,516
Brink's Co., 4.625%, 10/15/27(1)	70,000	66,888
Garda World Security Corp., 7.75%, 2/15/28(1)	53,000	53,861
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	45,766
GFL Environmental, Inc., 4.75%, 6/15/29(1)	24,000	22,363
GFL Environmental, Inc., 6.75%, 1/15/31(1)	48,000	49,021
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)(2)	48,000	36,291

Matthews International Corp., 5.25%, 12/1/25(1)	90,000	89,289
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)(2)	47,000	43,337
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	91,000	87,019
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/27(1)	47,000	43,163
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)	120,000	117,898
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(2)	71,000	69,081
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	44,000	41,173
		982,146
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	46,000	49,441
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	42,000	44,109
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	88,000	82,899
		176,449
Construction Materials — 0.3%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	70,000	67,630
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(1)	23,000	22,169
		89,799
Consumer Finance — 2.7%
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	48,000	50,317
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	50,000	48,085
FirstCash, Inc., 6.875%, 3/1/32(1)	50,000	49,644
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)	92,352	87,933
Macquarie Airfinance Holdings Ltd., 8.375%, 5/1/28(1)	25,000	26,312
Navient Corp., 5.875%, 10/25/24	47,000	46,944
Navient Corp., 6.75%, 6/25/25	47,000	47,089
Navient Corp., 5.50%, 3/15/29	47,000	42,698
Navient Corp., 9.375%, 7/25/30	100,000	104,639
OneMain Finance Corp., 6.875%, 3/15/25	117,000	117,907
OneMain Finance Corp., 7.125%, 3/15/26	22,000	22,337
OneMain Finance Corp., 6.625%, 1/15/28	48,000	47,721
OneMain Finance Corp., 9.00%, 1/15/29	46,000	48,322
OneMain Finance Corp., 7.875%, 3/15/30	73,000	74,433
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	51,000	46,221
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	53,000	42,598
		903,200
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	47,000	45,333
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	47,000	46,224
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	50,000	50,400
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	47,000	41,959
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	53,000	49,617
		233,533
Containers and Packaging — 1.9%
Ball Corp., 4.875%, 3/15/26	50,000	49,242
Ball Corp., 6.00%, 6/15/29	53,000	53,152
Ball Corp., 3.125%, 9/15/31	64,000	53,784
Berry Global, Inc., 4.50%, 2/15/26(1)(2)	70,000	68,244
Berry Global, Inc., 4.875%, 7/15/26(1)	47,000	46,255
LABL, Inc., 9.50%, 11/1/28(1)	50,000	50,921
OI European Group BV, 4.75%, 2/15/30(1)	47,000	43,120
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	42,000	41,910
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	46,000	46,043
Sealed Air Corp., 5.125%, 12/1/24(1)	70,000	69,711
Sealed Air Corp., 6.875%, 7/15/33(1)	50,000	51,861

TriMas Corp., 4.125%, 4/15/29(1)	63,000	57,085
		631,328
Distributors — 0.6%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	47,000	45,849
Performance Food Group, Inc., 4.25%, 8/1/29(1)	47,000	42,741
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	53,000	55,388
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	43,000	44,980
		188,958
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	37,000	35,523
Service Corp. International, 3.375%, 8/15/30	47,000	40,326
Service Corp. International, 4.00%, 5/15/31	47,000	41,101
		116,950
Diversified REITs — 2.0%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	47,000	43,146
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	47,000	44,205
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	49,000	50,920
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	39,000	35,181
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(2)	68,000	55,799
MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29(2)	79,000	57,584
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	25,000	16,250
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.875%, 10/1/28(1)	47,000	46,091
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30(1)	47,000	47,336
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	44,427
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	47,000	41,145
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28(1)	101,000	101,113
VICI Properties LP/VICI Note Co., Inc., 3.75%, 2/15/27(1)	68,000	64,424
VICI Properties LP/VICI Note Co., Inc., 4.625%, 12/1/29(1)	39,000	36,528
		684,149
Diversified Telecommunication Services — 1.6%
Altice France SA, 5.125%, 7/15/29(1)	250,000	168,138
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	113,000	106,786
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	68,000	63,565
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)(2)	43,000	39,290
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	21,000	21,750
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	22,000	22,572
Hughes Satellite Systems Corp., 6.625%, 8/1/26	39,000	15,931
Level 3 Financing, Inc., 10.50%, 5/15/30(1)	14,000	13,923
Sprint Capital Corp., 6.875%, 11/15/28	47,000	49,670
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)(2)	70,000	54,651
		556,276
Electric Utilities — 1.6%
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	85,000	80,464
NRG Energy, Inc., 6.625%, 1/15/27	33,000	32,989
NRG Energy, Inc., 5.25%, 6/15/29(1)	53,000	50,595
NRG Energy, Inc., 3.625%, 2/15/31(1)	38,000	32,590
NRG Energy, Inc., 7.00%, 3/15/33(1)	14,000	14,806
PG&E Corp., 5.00%, 7/1/28	47,000	45,090
PG&E Corp., 5.25%, 7/1/30	47,000	44,806
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	70,000	68,921
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	70,000	67,746
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	47,000	43,543
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	46,000	47,828
		529,378

Electrical Equipment — 0.4%
Atkore, Inc., 4.25%, 6/1/31(1)	70,000	61,938
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	25,000	25,005
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	33,000	33,642
		120,585
Electronic Equipment, Instruments and Components — 1.2%
Coherent Corp., 5.00%, 12/15/29(1)	44,000	41,072
Imola Merger Corp., 4.75%, 5/15/29(1)	140,000	130,414
Sensata Technologies BV, 4.00%, 4/15/29(1)	37,000	33,642
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	117,000	106,831
Sensata Technologies, Inc., 6.625%, 7/15/32(1)(3)	46,000	46,187
TTM Technologies, Inc., 4.00%, 3/1/29(1)	53,000	48,052
		406,198
Energy Equipment and Services — 2.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	47,000	47,218
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)(2)	70,000	69,236
Bristow Group, Inc., 6.875%, 3/1/28(1)	70,000	68,804
Enerflex Ltd., 9.00%, 10/15/27(1)	50,000	51,138
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	48,000	50,847
Nabors Industries, Inc., 7.375%, 5/15/27(1)	47,000	46,930
Precision Drilling Corp., 6.875%, 1/15/29(1)	78,000	77,379
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	49,000	51,472
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	16,875	16,845
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	45,000	46,812
Transocean, Inc., 8.75%, 2/15/30(1)	47,700	49,796
Transocean, Inc., 7.50%, 4/15/31(2)	43,000	40,150
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	47,000	47,032
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	50,000	50,098
Valaris Ltd., 8.375%, 4/30/30(1)	43,000	44,479
Weatherford International Ltd., 8.625%, 4/30/30(1)	136,000	140,718
		898,954
Entertainment — 0.8%
Cinemark USA, Inc., 5.875%, 3/15/26(1)	85,000	83,801
Cinemark USA, Inc., 5.25%, 7/15/28(1)(2)	47,000	43,929
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	31,000	30,580
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	70,000	66,376
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	41,066
		265,752
Financial Services — 1.6%
Block, Inc., 6.50%, 5/15/32(1)	47,000	47,496
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	47,000	46,564
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	48,761
MGIC Investment Corp., 5.25%, 8/15/28	70,000	68,025
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	52,131
NCR Atleos Corp., 9.50%, 4/1/29(1)	46,000	49,669
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)(2)	47,000	42,793
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	47,000	42,152
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	98,000	100,420
Radian Group, Inc., 4.875%, 3/15/27	47,000	45,808
		543,819
Food Products — 1.0%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	53,000	51,841
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	5,000	4,872
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	50,000	44,197
Post Holdings, Inc., 5.625%, 1/15/28(1)	48,000	46,939

Post Holdings, Inc., 4.50%, 9/15/31(1)	50,000	44,297
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	47,000	41,009
U.S. Foods, Inc., 6.875%, 9/15/28(1)	25,000	25,469
U.S. Foods, Inc., 4.75%, 2/15/29(1)	64,000	60,131
U.S. Foods, Inc., 7.25%, 1/15/32(1)(2)	25,000	25,833
		344,588
Gas Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 5/20/25	47,000	46,282
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	22,000	21,288
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	23,000	21,945
		89,515
Ground Transportation — 1.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	70,000	67,264
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)(2)	47,000	42,772
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	47,000	42,928
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	47,000	46,514
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	30,000	27,535
Uber Technologies, Inc., 7.50%, 9/15/27(1)	50,000	50,960
Uber Technologies, Inc., 4.50%, 8/15/29(1)	140,000	132,244
United Rentals North America, Inc., 4.875%, 1/15/28	97,000	93,463
United Rentals North America, Inc., 3.875%, 2/15/31	70,000	61,651
United Rentals North America, Inc., 6.125%, 3/15/34(1)	46,000	45,186
XPO, Inc., 7.125%, 6/1/31(1)	46,000	46,975
		657,492
Health Care Equipment and Supplies — 1.1%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	44,000	41,443
Avantor Funding, Inc., 3.875%, 11/1/29(1)	47,000	42,165
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	46,000	46,863
Medline Borrower LP, 3.875%, 4/1/29(1)	70,000	63,772
Medline Borrower LP, 5.25%, 10/1/29(1)	93,000	87,741
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29(1)	50,000	50,073
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	46,000	45,661
		377,718
Health Care Providers and Services — 4.5%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)	97,000	92,287
Centene Corp., 4.25%, 12/15/27	117,000	111,435
Centene Corp., 4.625%, 12/15/29	71,000	66,888
CHS/Community Health Systems, Inc., 8.00%, 3/15/26(1)	31,000	31,075
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	120,000	113,755
CHS/Community Health Systems, Inc., 8.00%, 12/15/27(1)	70,000	70,086
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	39,000	32,405
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	80,000	63,230
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	50,000	51,725
DaVita, Inc., 4.625%, 6/1/30(1)	140,000	125,521
DaVita, Inc., 3.75%, 2/15/31(1)	47,000	39,476
HealthEquity, Inc., 4.50%, 10/1/29(1)	47,000	43,113
IQVIA, Inc., 5.00%, 5/15/27(1)	45,000	43,748
LifePoint Health, Inc., 9.875%, 8/15/30(1)	45,000	48,205
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	47,000	39,810
Owens & Minor, Inc., 4.50%, 3/31/29(1)	47,000	41,528
Tenet Healthcare Corp., 6.25%, 2/1/27	70,000	70,161
Tenet Healthcare Corp., 5.125%, 11/1/27	162,000	157,980
Tenet Healthcare Corp., 6.125%, 10/1/28	156,000	154,664
Tenet Healthcare Corp., 4.25%, 6/1/29	47,000	43,516
Tenet Healthcare Corp., 6.125%, 6/15/30	44,000	43,666

Tenet Healthcare Corp., 6.75%, 5/15/31(1)	53,000	53,552
		1,537,826
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	35,000	35,051
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	49,000	44,506
Hotel & Resort REITs — 0.6%
Service Properties Trust, 5.25%, 2/15/26	47,000	45,242
Service Properties Trust, 4.95%, 2/15/27	70,000	63,925
Service Properties Trust, 4.95%, 10/1/29	70,000	54,387
Service Properties Trust, 4.375%, 2/15/30	47,000	34,130
		197,684
Hotels, Restaurants and Leisure — 9.6%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	47,000	44,063
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	117,000	101,890
Affinity Interactive, 6.875%, 12/15/27(1)	117,000	104,215
Boyd Gaming Corp., 4.75%, 6/15/31(1)	100,000	89,785
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	147,000	132,900
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	98,000	99,120
Carnival Corp., 7.625%, 3/1/26(1)	123,000	123,744
Carnival Corp., 5.75%, 3/1/27(1)	196,000	192,513
Carnival Corp., 4.00%, 8/1/28(1)	79,000	72,967
Carnival Corp., 6.00%, 5/1/29(1)(2)	134,000	131,049
Carnival Corp., 10.50%, 6/1/30(1)	66,000	71,782
Carnival Holdings Bermuda Ltd., 10.375%, 5/1/28(1)	38,000	41,164
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/1/28	50,000	49,946
Churchill Downs, Inc., 5.75%, 4/1/30(1)	150,000	143,979
Everi Holdings, Inc., 5.00%, 7/15/29(1)	50,000	48,579
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	35,000	31,510
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)	47,000	35,669
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	31,000	30,738
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	47,000	44,468
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	39,000	34,489
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	47,000	39,890
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, 6/1/29(1)	118,000	109,050
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/1/31(1)	47,000	41,276
International Game Technology PLC, 5.25%, 1/15/29(1)	50,000	48,103
Life Time, Inc., 8.00%, 4/15/26(1)	47,000	47,348
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	47,000	47,765
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	39,000	38,628
MGM Resorts International, 4.75%, 10/15/28	47,000	43,978
MGM Resorts International, 6.50%, 4/15/32	44,000	43,051
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	47,000	43,489
Mohegan Tribal Gaming Authority, 8.00%, 2/1/26(1)	14,000	13,164
NCL Corp. Ltd., 3.625%, 12/15/24(1)	25,000	24,678
NCL Corp. Ltd., 5.875%, 3/15/26(1)	47,000	46,241
NCL Corp. Ltd., 5.875%, 2/15/27(1)	53,000	52,271
NCL Corp. Ltd., 8.125%, 1/15/29(1)	49,000	51,228
NCL Corp. Ltd., 7.75%, 2/15/29(1)(2)	25,000	25,709
NCL Finance Ltd., 6.125%, 3/15/28(1)	47,000	46,044
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	78,000	76,472
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	70,000	73,481
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	140,000	136,856
Royal Caribbean Cruises Ltd., 8.25%, 1/15/29(1)	50,000	52,754
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	50,000	46,791

Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	47,000	47,412
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	42,833
Viking Cruises Ltd., 6.25%, 5/15/25(1)	70,000	69,835
Viking Cruises Ltd., 9.125%, 7/15/31(1)	45,000	48,509
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	67,180
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	46,000	44,803
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	59,000	55,524
Yum! Brands, Inc., 4.625%, 1/31/32	53,000	48,322
Yum! Brands, Inc., 5.375%, 4/1/32	53,000	50,522
		3,247,777
Household Durables — 2.5%
Adams Homes, Inc., 9.25%, 10/15/28(1)	46,000	47,242
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	97,000	86,440
Beazer Homes USA, Inc., 5.875%, 10/15/27	47,000	46,125
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	46,000	45,976
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	70,000	62,961
Century Communities, Inc., 6.75%, 6/1/27	103,000	103,544
Empire Communities Corp., 9.75%, 5/1/29(1)	22,000	22,470
KB Home, 4.00%, 6/15/31	47,000	41,567
Mattamy Group Corp., 4.625%, 3/1/30(1)	47,000	42,989
Newell Brands, Inc., 5.70%, 4/1/26	70,000	69,167
Newell Brands, Inc., 6.375%, 9/15/27(2)	50,000	49,242
Newell Brands, Inc., 6.625%, 9/15/29(2)	50,000	49,009
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	35,000	33,239
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	47,000	42,188
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	47,000	39,524
Tri Pointe Homes, Inc., 5.25%, 6/1/27	70,000	67,945
		849,628
Household Products — 0.2%
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	68,000	68,299
Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp., 5.25%, 6/1/26(1)	35,000	34,598
Calpine Corp., 4.50%, 2/15/28(1)	85,000	79,986
Calpine Corp., 5.125%, 3/15/28(1)	73,000	69,615
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	75,000	71,355
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	67,000	63,996
TransAlta Corp., 7.75%, 11/15/29	53,000	55,182
		374,732
Industrial Conglomerates — 0.1%
Stena International SA, 7.25%, 1/15/31(1)	23,000	23,418
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	70,000	63,754
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	45,000	45,412
		109,166
Interactive Media and Services — 0.1%
Ziff Davis, Inc., 4.625%, 10/15/30(1)	47,000	41,982
IT Services — 0.3%
ASGN, Inc., 4.625%, 5/15/28(1)	70,000	65,892
CDW LLC/CDW Finance Corp., 4.125%, 5/1/25	47,000	46,178
		112,070
Leisure Products — 0.1%
Mattel, Inc., 5.45%, 11/1/41	47,000	42,210
Life Sciences Tools and Services — 0.1%
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	50,000	43,990

Machinery — 0.7%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	53,000	52,195
Chart Industries, Inc., 7.50%, 1/1/30(1)	14,000	14,436
Chart Industries, Inc., 9.50%, 1/1/31(1)	14,000	15,131
Hillenbrand, Inc., 3.75%, 3/1/31	64,000	55,201
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	49,000	50,249
Trinity Industries, Inc., 7.75%, 7/15/28(1)	46,000	47,430
		234,642
Media — 7.1%
Altice Financing SA, 5.75%, 8/15/29(1)	191,000	142,152
AMC Networks, Inc., 4.25%, 2/15/29(2)	53,000	37,446
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	70,000	66,950
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	70,000	62,758
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	47,000	44,030
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	70,000	59,685
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	117,000	97,309
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	117,000	94,398
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	53,000	42,719
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	140,000	111,172
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	93,000	71,840
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	47,000	44,442
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	48,000	47,778
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27(1)	117,000	109,957
GCI LLC, 4.75%, 10/15/28(1)	47,000	42,717
Gray Television, Inc., 7.00%, 5/15/27(1)	34,000	30,039
Gray Television, Inc., 4.75%, 10/15/30(1)	47,000	26,787
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	47,000	26,011
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	47,000	24,891
Lamar Media Corp., 3.75%, 2/15/28	47,000	43,947
Lamar Media Corp., 4.875%, 1/15/29	47,000	44,891
Lamar Media Corp., 4.00%, 2/15/30	47,000	42,310
News Corp., 3.875%, 5/15/29(1)	70,000	63,583
News Corp., 5.125%, 2/15/32(1)	45,000	41,912
Nexstar Media, Inc., 5.625%, 7/15/27(1)	47,000	44,399
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	107,000	102,834
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	36,000	32,277
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	67,000	44,329
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)(2)	47,000	31,924
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	25,000	23,412
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	70,000	66,532
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	70,000	62,730
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	88,000	81,811
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	47,000	37,569
Univision Communications, Inc., 6.625%, 6/1/27(1)	47,000	45,448
Univision Communications, Inc., 8.00%, 8/15/28(1)	24,000	23,660
Univision Communications, Inc., 4.50%, 5/1/29(1)	39,000	33,351
Univision Communications, Inc., 7.375%, 6/30/30(1)	100,000	94,854
Videotron Ltd., 3.625%, 6/15/29(1)(2)	72,000	65,115
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	187,000	169,340
Ziggo BV, 4.875%, 1/15/30(1)	39,000	34,796
		2,414,105
Metals and Mining — 2.2%
ATI, Inc., 5.875%, 12/1/27	23,000	22,609
ATI, Inc., 4.875%, 10/1/29	25,000	23,385
ATI, Inc., 5.125%, 10/1/31	47,000	42,922

Carpenter Technology Corp., 6.375%, 7/15/28	47,000	46,972
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	25,000	23,502
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	47,000	41,137
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(2)	47,000	44,970
Constellium SE, 3.75%, 4/15/29(1)	75,000	67,530
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)	68,000	66,013
FMG Resources August 2006 Pty. Ltd., 4.375%, 4/1/31(1)	96,000	85,301
FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32(1)	50,000	48,931
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	47,000	46,397
Mineral Resources Ltd., 8.00%, 11/1/27(1)	53,000	53,969
Mineral Resources Ltd., 9.25%, 10/1/28(1)	24,000	25,262
Novelis Corp., 4.75%, 1/30/30(1)	117,000	108,181
		747,081
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)(2)	47,000	42,136
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	48,000	47,089
		89,225
Oil, Gas and Consumable Fuels — 14.1%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	47,000	47,478
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	97,000	93,037
Apache Corp., 5.10%, 9/1/40	70,000	60,224
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	47,000	45,280
Baytex Energy Corp., 8.50%, 4/30/30(1)	68,000	70,965
Cheniere Energy Partners LP, 4.50%, 10/1/29	68,000	64,670
Cheniere Energy Partners LP, 4.00%, 3/1/31	147,000	132,580
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	47,000	47,087
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	47,000	47,044
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	46,000	47,653
Civitas Resources, Inc., 8.625%, 11/1/30(1)	45,000	48,165
Civitas Resources, Inc., 8.75%, 7/1/31(1)	24,000	25,653
Comstock Resources, Inc., 6.75%, 3/1/29(1)	63,000	60,988
Comstock Resources, Inc., 5.875%, 1/15/30(1)	47,000	43,363
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	70,000	65,642
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/25(1)	117,000	116,778
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	47,000	46,443
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	50,000	51,166
DT Midstream, Inc., 4.375%, 6/15/31(1)	44,000	39,550
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28(1)	71,000	71,730
Energy Transfer LP, 5.75%, 4/1/25	47,000	47,003
Energy Transfer LP, 6.00%, 2/1/29(1)	47,000	47,276
EnLink Midstream LLC, 6.50%, 9/1/30(1)	47,000	48,043
EnLink Midstream Partners LP, 4.85%, 7/15/26	70,000	68,487
EnLink Midstream Partners LP, 5.60%, 4/1/44	70,000	61,501
EnLink Midstream Partners LP, 5.45%, 6/1/47	70,000	60,827
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	47,000	47,002
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	47,000	47,425
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	47,000	43,835
EQM Midstream Partners LP, 6.375%, 4/1/29(1)(2)	23,000	22,973
EQM Midstream Partners LP, 7.50%, 6/1/30(1)	24,000	25,364
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	86,000	79,028
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	117,000	119,310
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	47,000	47,241
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	47,000	47,126
Harvest Midstream I LP, 7.50%, 9/1/28(1)	70,000	71,086
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	70,000	69,602

Hess Midstream Operations LP, 5.125%, 6/15/28(1)	47,000	45,311
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	39,000	35,477
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	39,000	38,530
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 2/1/29(1)	21,000	20,301
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30(1)	14,000	13,521
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	47,000	44,955
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32(1)	14,000	13,430
Hilcorp Energy I LP/Hilcorp Finance Co., 8.375%, 11/1/33(1)	22,000	23,550
Ithaca Energy North Sea PLC, 9.00%, 7/15/26(1)	40,000	40,613
ITT Holdings LLC, 6.50%, 8/1/29(1)	47,000	43,065
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	25,000	26,928
Matador Resources Co., 6.875%, 4/15/28(1)	24,000	24,235
MEG Energy Corp., 5.875%, 2/1/29(1)	70,000	67,987
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	45,000	44,903
Murphy Oil Corp., 5.875%, 12/1/27	47,000	47,253
Murphy Oil Corp., 6.375%, 7/15/28	47,000	47,366
New Fortress Energy, Inc., 6.75%, 9/15/25(1)	16,000	15,822
New Fortress Energy, Inc., 6.50%, 9/30/26(1)	23,000	21,665
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	24,000	24,419
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	24,000	25,176
NuStar Logistics LP, 6.375%, 10/1/30	47,000	46,888
Parkland Corp., 5.875%, 7/15/27(1)	39,000	38,387
Parkland Corp., 4.50%, 10/1/29(1)	21,000	19,118
Parkland Corp., 4.625%, 5/1/30(1)	47,000	42,752
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	47,000	45,960
PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/30(1)	46,000	47,293
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	47,000	46,462
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	50,000	51,343
Permian Resources Operating LLC, 7.00%, 1/15/32(1)	24,000	24,535
Range Resources Corp., 8.25%, 1/15/29	47,000	48,965
Range Resources Corp., 4.75%, 2/15/30(1)	39,000	36,265
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	47,000	43,696
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	50,000	46,348
SM Energy Co., 6.75%, 9/15/26	70,000	69,940
Southwestern Energy Co., 5.375%, 2/1/29	47,000	45,237
Southwestern Energy Co., 5.375%, 3/15/30	47,000	45,241
Southwestern Energy Co., 4.75%, 2/1/32	39,000	35,374
Sunoco LP, 7.00%, 5/1/29(1)	22,000	22,482
Sunoco LP, 7.25%, 5/1/32(1)	23,000	23,563
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	47,000	46,622
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	25,000	25,464
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	47,000	42,459
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	47,000	44,332
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	47,000	44,058
Talos Production, Inc., 9.00%, 2/1/29(1)	25,000	26,248
Talos Production, Inc., 9.375%, 2/1/31(1)	25,000	26,478
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27	33,000	33,219
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	102,000	99,534
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	32,000	30,412
Teine Energy Ltd., 6.875%, 4/15/29(1)	47,000	46,177
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	93,000	83,826
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	45,000	45,140
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	61,000	51,207
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	66,000	67,498
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	69,000	74,875

Venture Global LNG, Inc., 8.375%, 6/1/31(1)	65,000	67,075
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	69,000	74,032
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	53,000	51,992
Viper Energy, Inc., 5.375%, 11/1/27(1)	70,000	68,327
Vital Energy, Inc., 7.75%, 7/31/29(1)(2)	48,000	48,708
Western Midstream Operating LP, 5.30%, 3/1/48	53,000	45,585
		4,766,249
Passenger Airlines — 1.3%
Air Canada, 3.875%, 8/15/26(1)	47,000	44,650
American Airlines, Inc., 7.25%, 2/15/28(1)	43,000	42,974
American Airlines, Inc., 8.50%, 5/15/29(1)	51,000	52,634
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	46,429	46,019
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	43,000	41,618
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	70,000	70,668
Delta Air Lines, Inc., 4.375%, 4/19/28(2)	65,000	62,570
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	46,429	42,854
United Airlines, Inc., 4.375%, 4/15/26(1)	47,000	45,317
		449,304
Personal Care Products — 0.5%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	39,000	39,880
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)(2)	45,000	45,353
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	47,000	45,730
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	47,000	42,833
		173,796
Pharmaceuticals — 0.9%
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	14,000	13,217
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)(2)	72,000	59,858
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)(2)	86,000	68,030
Jazz Securities DAC, 4.375%, 1/15/29(1)	30,000	27,629
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.125%, 4/30/28(1)	70,000	64,712
Prestige Brands, Inc., 3.75%, 4/1/31(1)	92,000	78,955
		312,401
Real Estate Management and Development — 1.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(1)	44,000	38,251
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., 5.75%, 1/15/29(1)(2)	47,000	32,296
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	70,000	69,652
Forestar Group, Inc., 3.85%, 5/15/26(1)	47,000	44,861
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	46,000	48,462
Howard Hughes Corp., 5.375%, 8/1/28(1)	47,000	44,541
Newmark Group, Inc., 7.50%, 1/12/29(1)	48,000	49,061
		327,124
Semiconductors and Semiconductor Equipment — 0.4%
Entegris, Inc., 5.95%, 6/15/30(1)	45,000	44,333
ON Semiconductor Corp., 3.875%, 9/1/28(1)	47,000	42,953
Synaptics, Inc., 4.00%, 6/15/29(1)(2)	47,000	42,135
		129,421
Software — 2.6%
Camelot Finance SA, 4.50%, 11/1/26(1)	39,000	37,653
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	77,000	37,225
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	112,000	106,311
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	47,000	45,517
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	47,000	47,504
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	39,000	38,040
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)(2)	47,000	43,305
Gen Digital, Inc., 6.75%, 9/30/27(1)	14,000	14,121

Gen Digital, Inc., 7.125%, 9/30/30(1)	14,000	14,244
NCR Voyix Corp., 5.125%, 4/15/29(1)	70,000	65,045
NCR Voyix Corp., 5.25%, 10/1/30(1)	70,000	63,573
Open Text Corp., 3.875%, 12/1/29(1)	70,000	61,697
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	47,000	41,823
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	40,479
Rocket Software, Inc., 9.00%, 11/28/28(1)	47,000	47,774
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	68,607
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	48,000	48,168
UKG, Inc., 6.875%, 2/1/31(1)	50,000	50,351
		871,437
Specialized REITs — 1.2%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	140,000	134,880
Iron Mountain, Inc., 7.00%, 2/15/29(1)	53,000	53,755
Iron Mountain, Inc., 4.875%, 9/15/29(1)	70,000	64,927
Iron Mountain, Inc., 4.50%, 2/15/31(1)	47,000	41,870
SBA Communications Corp., 3.875%, 2/15/27	117,000	110,823
		406,255
Specialty Retail — 2.8%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)(2)	39,000	35,917
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)(2)	47,000	42,102
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	72,000	72,151
Bath & Body Works, Inc., 6.75%, 7/1/36	70,000	69,720
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	46,000	47,694
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	47,000	45,926
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	70,000	66,147
Gap, Inc., 3.875%, 10/1/31(1)	47,000	39,068
Lithia Motors, Inc., 3.875%, 6/1/29(1)	47,000	41,908
Match Group Holdings II LLC, 5.00%, 12/15/27(1)	39,000	36,967
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	47,000	39,184
Park River Holdings, Inc., 5.625%, 2/1/29(1)	65,000	52,958
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	47,000	41,279
Staples, Inc., 7.50%, 4/15/26(1)	112,000	112,050
Staples, Inc., 10.75%, 4/15/27(1)(2)	70,000	62,682
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	42,928
Victoria's Secret & Co., 4.625%, 7/15/29(1)	40,000	32,655
Victra Holdings LLC/Victra Finance Corp., 7.75%, 2/15/26(1)	70,000	69,402
		950,738
Technology Hardware, Storage and Peripherals — 0.4%
Seagate HDD Cayman, 4.09%, 6/1/29	42,000	38,484
Seagate HDD Cayman, 9.625%, 12/1/32	40,000	45,337
Xerox Holdings Corp., 5.00%, 8/15/25(1)	4,000	3,920
Xerox Holdings Corp., 5.50%, 8/15/28(1)	47,000	41,340
		129,081
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)	53,000	46,232
Trading Companies and Distributors — 0.4%
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)(2)	47,000	42,540
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	47,000	47,079
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	47,000	45,462
		135,081
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	70,000	62,426
Wireless Telecommunication Services — 0.8%
Sprint LLC, 7.125%, 6/15/24	117,000	117,095

Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	37,000	30,489
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	40,000	33,236
Vodafone Group PLC, VRN, 7.00%, 4/4/79	70,000	72,230
		253,050
TOTAL CORPORATE BONDS (Cost $33,762,813)		32,401,265
PREFERRED STOCKS — 0.6%
Banks — 0.5%
Bank of America Corp., 6.25%	70,000	69,869
Citigroup, Inc., 4.70%	103,000	101,062
		170,931
Electric Utilities — 0.1%
NRG Energy, Inc., 10.25%(1)	25,000	27,362
TOTAL PREFERRED STOCKS (Cost $199,423)		198,293
SHORT-TERM INVESTMENTS — 8.0%
Money Market Funds — 8.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,014,701	1,014,701
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,684,365	1,684,365
TOTAL SHORT-TERM INVESTMENTS (Cost $2,699,066)		2,699,066
TOTAL INVESTMENT SECURITIES — 104.3% (Cost $36,661,302)		35,298,624
OTHER ASSETS AND LIABILITIES — (4.3)%		(1,463,239)
TOTAL NET ASSETS — 100.0%		$33,835,385

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $25,132,850, which represented 74.3% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,663,858. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,722,411, which includes securities collateral of $38,046.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$32,401,265	—
Preferred Stocks	—	198,293	—
Short-Term Investments	$2,699,066	—	—
	$2,699,066	$32,599,558	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.